UNITED STATES

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10021


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli              New York, New York            May 12, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total: $87,631
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                          Name
NONE



                        FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7    COLUMN 8

                                 TITLE                      VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS      CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                   --------      -----       --------   -------   --- ----   ----------  --------  ----  ------  ----
ASCENTIAL SOFTWARE  CORP         COM NEW       04362P207       567     30,625   SH          SOLE                 SOLE
ASK JEEVES INC                     COM         045174109       556     19,800   SH          SOLE                 SOLE
AT&T CORP                        COM NEW       001957505     1,125     60,000   SH          SOLE                 SOLE
BEVERLY ENTERPRISES INC          COM NEW       087851309       619     50,000   SH          SOLE                 SOLE
CAESARS ENTMT INC                  COM         127687101    19,714    996,168   SH          SOLE                 SOLE
CLOSURE MED CORP                   COM         189093107       588     22,027   SH          SOLE                 SOLE
CORNERSTONE RLTY  INCOME TR I      COM         21922V102     1,314    132,500   SH          SOLE                 SOLE
HOLLYWOOD ENTMT CORP               COM         436141105     1,192     90,500   SH          SOLE                 SOLE
MANDALAY RESORT GROUP              COM         562567107    16,149    229,100   SH          SOLE                 SOLE
MAPICS INC                         COM         564910107     3,388    266,134   SH          SOLE                 SOLE
MASONITE INTL CORP                 COM         575384102     9,948    285,700   SH          SOLE                 SOLE
METRO GOLDWYN MAYER INC            COM         591610100     5,362    448,700   SH          SOLE                 SOLE
MYLAN LABS INC                     COM         628530107       266     15,000   SH          SOLE                 SOLE
NEXTEL COMMUNICATIONS INC          CL A        65332V103       782     27,500   SH          SOLE                 SOLE
PULITZER INC                       COM         745769109     4,525     71,000   SH          SOLE                 SOLE
RETEK INC                          COM         76128Q109     1,429    127,360   SH          SOLE                 SOLE
SUNGARD DATA SYS INC               COM         867363103       690     20,000   SH          SOLE                 SOLE
TOYS R US INC                      COM         892335100     1,803     70,000   SH          SOLE                 SOLE
UNITED DEFENSE INDS INC            COM         91018B104     1,101     15,000   SH          SOLE                 SOLE
UNITEDGLOBALCOM                    CL A        913247508     1,722    181,977   SH          SOLE                 SOLE
VERISITY LTD                       ORD         M97385112       313     26,300   SH          SOLE                 SOLE
VERITAS SOFTWARE CO                COM         923436109     2,047     88,139   SH          SOLE                 SOLE
VISX INC DEL                       COM         92844S105     7,104    303,080   SH          SOLE                 SOLE
WESTERN WIRELESS CORP              CL A        95988E204     5,327    140,321   SH          SOLE                 SOLE
                                                            87,631


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